Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and Cash Equivalents	$ 8,661	$ 4,258
Accounts Receivable, net of allowance for doubtful accounts of $1,567 and $0, respectively	13,401	15,488
Inventories	11,326	9,936
Other Current Assets	3,155	2,457
Total Current Assets	36,543	32,139
Property and Equipment, Net	3,972	4,427
Intangible Assets, Net	54,019	73,271
Goodwill	44,132	38,821
Other Assets	445	605
Total assets	139,111	149,263
Current liabilities:
Accounts Payable	10,855	9,710
Accrued Liabilities	4,326	5,938
Accrued Payroll and Employee Compensation	2,625	4,037
Deferred Revenue	6,150	7,315
Other Current Liabilities	5,050	5,161
Debt - Related Party	10,000	0
Debt	7,391	4,890
Total Current Liabilities	46,397	37,051
Deferred Revenue, Long-Term	1,675	2,635
Long-Term Debt - Related Party	19,500	19,500
Long-Term Deferred Tax Liabilities	2,755	4,387
Other Long-Term Liabilities	644	550
Total Liabilities	70,971	64,123
Commitments and Contingencies (Note 14)
Shareholders' equity:
Common stock, no par value; 45,198 and 34,554 shares issued and outstanding as of December 31, 2015 and 2014, respectively	136,058	106,117
Accumulated Deficit	(66,783)	(19,556)
Accumulated Other Comprehensive Loss	(1,135)	(1,421)
Total shareholders' equity	68,140	85,140
Total liabilities and shareholders' equity	$ 139,111	$ 149,263